GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 18, 2022	Dec. 31, 2021	Jan. 14, 2018
Business Acquisition [Line Items]
Goodwill	$ 31,833		$ 31,683
Netonomy LTD [Member]
Business Acquisition [Line Items]
Non-current assets				$ 4
Account Payable				(11)
Other Payables				(142)
IPR&D				3,659
Goodwill				121
Net assets acquired				$ 3,631
Keepers Child Safety Ltd [Member]
Business Acquisition [Line Items]
Technology		$ 1,002
Goodwill		150
Net assets acquired		$ 1,152